INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS [Abstract]
Short-term and Long-term Investments
The following table sets forth a breakdown of the categories of short-term and long-term investments held by the Company:

	As of December 31,
	2020	2021
	$	$
Short-term investments

Debt securities:
Held to maturity	28,330	869,931
Available-for-sale	21,769	28,166
Equity securities	76,000	13,184
	126,099	911,281
Long-term investments

Debt securities:
Held to maturity	68,854	66,071
Available-for-sale	5,276	192,139
Equity securities	21,419	463,934
Equity method investments	94,933	152,419
Investments carried at fair value	–	178,298
	190,482	1,052,861

Debt Securities and Investments Carried at Fair Value
The following table summarizes the cost or amortized cost, gross unrecognized gains and losses, gross unrealized gains and losses, and fair value of the Company’s debt securities and investments carried at fair value as of December 31, 2020 and 2021:
	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized gains	Gross unrecognized losses	Gross unrealized gains	Gross unrealized losses	Fair value
	$	$	$	$	$	$
Short-term investments
Debt securities:
Held to maturity	28,330	–	(1)	–	–	28,329
Available-for-sale	20,859	–	–	910	–	21,769

Long-term investments
Debt securities:
Held to maturity	68,854	3,197	(23)	–	–	72,028
Available-for-sale	5,174	–	–	102	–	5,276
	123,217	3,197	(24)	1,012	–	127,402

	As of December 31, 2021
	Cost or Amortized cost	Gross unrecognized gains	Gross unrecognized losses	Gross unrealized gains	Gross unrealized losses	Fair value
	$	$	$	$	$	$
Short-term investments
Debt securities:
Held to maturity	869,931	26	(10)	–	–	869,947
Available-for-sale	28,190	–	–	40	(64)	28,166

Long-term investments
Debt securities:
Held to maturity	66,071	2,354	(181)	–	–	68,244
Available-for-sale	192,257	–	–	1,287	(1,405)	192,139
Investments carried at fair value	151,227	–	–	27,071	–	178,298
	1,307,676	2,380	(191)	28,398	(1,469)	1,336,794